INCOME TAXES - Disclosure of detailed information about deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset and (liability)	$ (1,097)	$ 3,078
Royalty interest [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset and (liability)	(14,288)	(1,514)
Tax loss carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset and (liability)	13,120	4,539
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset and (liability)	$ 71	$ 53